Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
		2019		2018
	Footnotes	Number	$m	Number	$m
At 1 Jan		20,360,841,496	10,180	20,320,716,258	10,160
Shares issued under HSBC employee share plans		71,588,032	36	83,740,460	42
Shares issued in lieu of dividends		341,872,011	171	166,850,869	83
Less: Shares repurchased and cancelled		(135,776,994)	(68)	(210,466,091)	(105)
At 31 Dec	1	20,638,524,545	10,319	20,360,841,496	10,180

HSBC Holdings 6.20% non-cumulative US dollar preference shares, Series A
		2019		2018
	Footnotes	Number	$m	Number	$m
At 1 Jan and 31 Dec	2	1,450,000	—	1,450,000	—

HSBC Holdings share premium
	2019	2018
	$m	$m
At 31 Dec	13,959	13,609

Total called up share capital and share premium
	2019	2018
	$m	$m
At 31 Dec	24,278	23,789

1	All HSBC Holdings ordinary shares in issue, excluding 325,273,407 shares held in treasury, confer identical rights, including in respect of capital, dividends and voting.

2	Included in the capital base of HSBC as additional tier 1 capital in accordance with the CRR II rules, by virtue of the application of grandfathering provisions.

Disclosure of other equity instruments

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
			First call date	2019	2018
		Footnotes		$m	$m
$1,500m	5.625% perpetual subordinated contingent convertible securities	1	Nov 2019	—	1,494
$2,000m	6.875% perpetual subordinated contingent convertible securities		Jun 2021	1,995	1,998
$2,250m	6.375% perpetual subordinated contingent convertible securities		Sep 2024	2,240	2,244
$2,450m	6.375% perpetual subordinated contingent convertible securities		Mar 2025	2,453	2,460
$3,000m	6.000% perpetual subordinated contingent convertible securities		May 2027	2,993	2,997
$2,350m	6.250% perpetual subordinated contingent convertible securities		Mar 2023	2,346	2,347
$1,800m	6.500% perpetual subordinated contingent convertible securities		Mar 2028	1,797	1,798
€1,500m	5.250% perpetual subordinated contingent convertible securities		Sep 2022	1,940	1,943
€1,000m	6.000% perpetual subordinated contingent convertible securities		Sep 2023	1,119	1,120
€1,250m	4.750% perpetual subordinated contingent convertible securities		Jul 2029	1,418	1,420
£1,000m	5.875% perpetual subordinated contingent convertible securities		Sep 2026	1,299	1,299
SGD1,000m	4.700% perpetual subordinated contingent convertible securities		Jun 2022	722	723
SGD750m	5.000% perpetual subordinated contingent convertible securities		Sep 2023	549	549
At 31 Dec				20,871	22,392

1
This security was called by HSBC Holdings on 22 November 2019 and was redeemed and cancelled on 17 January 2020. Between the date of exercise of the call option and the redemption, this security was considered to be a subordinated liability. Please refer to Note 28.

Disclosure of range of exercise prices of outstanding share options

Aggregate options outstanding under these plans
31 Dec 2019			31 Dec 2018
Number of HSBC Holdings ordinary shares	Period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Period of exercise	Exercise price
65,060,681	2019 to 2025	£4.0472–£5.9640	57,065,513	2018 to 2024	£4.0472–£5.9640